CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A redeemable convertible preferred stock, par value	$ 0.01	$ 0.01
Series A redeemable convertible preferred stock, shares authorized	30,000,000	30,000,000
Series A redeemable convertible preferred stock, shares issued	6,719,641	6,719,641
Series A redeemable convertible preferred stock, shares outstanding	6,719,641	6,719,641
Common stock, par value	$ 0.0001	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	65,000,000	65,000,000
Common stock, shares issued	29,768,568	11,951,137	53,175,028
Common stock, shares outstanding	29,768,568	11,951,137	52,363,872
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, shares			811,156
Series A Redeemable Convertible Preferred Stock [Member]
Series A redeemable convertible preferred stock, par value		$ 0.01	$ 0.01
Series A redeemable convertible preferred stock, shares authorized		30,000,000	30,000,000
Series A redeemable convertible preferred stock, shares issued		20,370,377	20,370,377
Series A redeemable convertible preferred stock, shares outstanding		20,370,377	20,370,377
Preferred stock, shares issued		20,370,377